Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the instructions to Form10-Q and Article 10 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting, and thus the accompanying unaudited consolidated financial statements do not include all information and footnotes necessary for a complete presentation of financial position, results of operations or cash flows. The unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements as of and for the year ended December 31, 2022 and the notes thereto. The consolidated balance sheet data as of December 31, 2022 was derived from the audited consolidated financial statements as of that date but does not include all disclosures required by U.S. GAAP. In the opinion of management, the accompanying unaudited consolidated financial statements include all adjustments of a normal or recurring nature, which are necessary for a fair presentation of financial position, operating results and cash flows for the periods presented. Operating results for the three months ended March 31, 2023 are not necessarily indicative of the results that may be expected for the year ending December 31, 2023.

The unaudited consolidated financial statements include the accounts of FOXO and its wholly-owned subsidiaries. All intercompany balances and transactions are eliminated in consolidation.

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as modified by the Jumpstart Our Business Startups Act of 2012, and it thus may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies.

The preparation of the unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities. For further information regarding the Company’s basis of presentation and use of estimates, refer to the audited consolidated financial statements as of and for the year ended December 31, 2022. The policies and estimates described in that report are used for preparing the Company’s quarterly unaudited consolidated financial statements.

BASIS OF PRESENTATION

Pursuant to the Business Combination, the acquisition of FOXO Technologies Operating Company by Delwinds was accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method, Delwinds was treated as the “acquired” company for financial reporting purposes. For accounting purposes the Reverse Recapitalization was treated as the equivalent of FOXO Technologies Operating Company issuing equity securities for the net assets of Delwinds, accompanied by a recapitalization. The net assets of Delwinds are stated at historical cost, with no goodwill or other intangible asset being recorded. The condensed assets, liabilities and results of operations prior the Reverse Recapitalization are those of FOXO Technologies Operating Company.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements are presented in accordance with U.S. GAAP. The consolidated financial statements include the accounts of FOXO and its wholly-owned subsidiaries. All intercompany balances and transactions are eliminated in consolidation.

EMERGING GROWTH COMPANY

EMERGING GROWTH COMPANY

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933 and as modified by the Jumpstart Our Business Startups Act of 2012, and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, and reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult because of the potential differences in accounting standards used.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Management evaluates these estimates and judgments on an ongoing basis and bases its estimates on experience, current and expected future conditions, third-party evaluations and various other assumptions that management believes are reasonable under the circumstances. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized. All revisions to accounting estimates are recognized in the period in which the estimates are revised. A description of each critical estimate is incorporated within the discussion of the related accounting policies which follow.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

The company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are stated at cost, which approximates fair value. At times, cash account balances may exceed insured limits. The Company has not experienced any losses related to such accounts and believes it is not exposed to any significant credit risk on its cash and cash equivalents.

IMPAIRMENT OF LONG-LIVED ASSETS

IMPAIRMENT OF LONG-LIVED ASSETS

The Company reviews its long-lived assets, including property and equipment and right-of-use assets, to determine potential impairment annually or whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be fully recoverable. Recoverability is measured by comparing the carrying amount of the asset group with the future undiscounted cash flows the assets are expected to generate. If such assets are considered impaired, an impairment loss would be measured by comparing the amount by which the carrying value exceeds the fair value of the long-lived assets. Management determined that there were impairments of long-lived assets as of December 31, 2022 and no impairment as of December 31, 2021. See Note 4 for additional information.

INVESTMENTS

INVESTMENTS

The Company’s investments do not have readily determinable fair values and consist of convertible promissory notes and membership interest units in privately held companies. These investments are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes. The Company regularly evaluates these investments to determine if there are indicators that the investment is impaired. For the year ended December 31, 2021, the Company recorded an impairment charge of $400 related to one of its investments as a result of the investee’s lack of success in raising additional capital along with its financial condition. As of December 31, 2022 and 2021, the carrying value of the investments was $100 and recorded as other assets on the consolidated balance sheets.

CAPITALIZED IMPLEMENTATION COSTS

CAPITALIZED IMPLEMENTATION COSTS

The Company capitalizes certain development costs associated with internal use software and cloud computing arrangements incurred during the application development stage. The Company expenses costs associated with preliminary project phase activities, training, maintenance, and any post-implementation costs as incurred. Capitalized costs related to projects to develop internal use software are included within intangible assets on the consolidated balance sheets, while capitalized costs related to cloud computing arrangements are included within cloud computing arrangements on the consolidated balance sheets. Capitalized costs are amortized on a straight-line basis once application development is complete based on the estimated life of the asset or the expected term of the contract, as applicable.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

Level 1 – defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets.

Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – defined as unobservable inputs in which little or no market data exits, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure the fair value might be categorized within different levels of the fair value hierarchy. In these instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

DERIVATIVE INSTRUMENTS

DERIVATIVE INSTRUMENTS

The Company does not use derivative instruments to hedge exposure to cash flow, market or foreign currency risks. The Company evaluates all of its financial instruments, including stock purchase warrants and forward share purchase obligations, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480, “Distinguishing Liabilities from Equity,” and ASC 815-15, “Derivatives and Hedging – Embedded Derivatives.” The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period.

DEBT

DEBT

The Company issued convertible debentures to related and nonrelated parties, which included original issue discounts, conversion features and detachable warrants, as further discussed in Note 5 to these consolidated financial statements. The detachable warrants represent freestanding, separable equity-linked financial instruments recorded at fair value. The fair value of the detachable warrants is calculated using a Black-Scholes valuation model. The Company elected the fair value option for the convertible debt, which requires recognition at fair value upon issuance and on each balance sheet date thereafter. Changes in the estimated fair value are recognized as non-cash change in fair value of convertible debentures in the consolidated statements of operations. As a result of applying the fair value option, direct costs and fees related to the issuance of the convertible debt were expensed and not deferred.

The Company did not elect the fair value option on the PIK Notes. Debt discount and issuance costs, consisting of legal and other fees directly related to the debt issuance, are offset against the carrying value of the debt and amortized to interest expense over the estimated life of the debt based on the effective interest method.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company’s revenues consist of royalties based on the Company’s epigenetic biomarker research, agents’ commissions earned on the sale, servicing and placement of life insurance policies, and epigenetic testing services sold primarily to research organizations. Revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. To recognize revenues, the Company applies the following five step approach: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenues when a performance obligation is satisfied. The Company accounts for a contract when it has approval and commitment from all parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Company applies judgment in determining the customer’s ability and intention to pay based on a variety of factors including the customer’s historical payment experience. As of December 31, 2022 the Company had a contract asset of $200 recorded with $100 recorded within other current assets and $100 within other assets in the consolidated balance sheet. The contract asset relates to epigenetic biomarker services and the Company should receive payments in July 2023 and July 2024 to settle the balance. The Company has satisfied its performance obligations for this service and has no other contract assets or liabilities related to revenue arrangements or transactions in the periods presented.

The following sets forth the revenue by source generated from services provided by the Company:

	2022	2021
Epigenetic biomarker services	$400	$-
Epigenetic biomarker royalties	83	85
Life insurance commissions	28	35
Total revenue	$511	$120

FOXO Labs — Epigenetic biomarker services

FOXO Labs receives epigenetic biomarker services revenue from the performance of lab services. The Company’s performance obligation is satisfied when the Company completes the epigenetic biomarker data analysis. At the completion of the biomarker testing, results are reviewed and released to the customer. The Company subsequently bills the organization for the epigenetic biomarker data based on the transaction price, which reflects the amount the Company has rights to under present contracts. Revenue is recognized and reported within the FOXO Labs reportable segment over the life of the contract as work is performed, as FOXO Labs has an enforceable right to payment as the performance is being completed. Revenue is recorded gross as the Company is responsible for fulfilling the obligations to the customer and has inventory risk, among other reasons. The corresponding expenses are shown as cost of sales in the consolidated statements of operations.

FOXO Labs — Epigenetic biomarker royalties

The Company has granted a license to Illumina, Inc. (“Illumina”) for the exclusive right to manufacture and sell infinium mouse methylation arrays using the Company’s research on epigenetic biomarkers in exchange for a royalty on global sales. Illumina provides reporting to the Company so that revenue can be properly recognized as the license is used. Epigenetic biomarker royalties are recorded with the FOXO Labs reportable segment. During the third quarter of 2022, the royalty was reduced from 5% to 1.25% in exchange for eliminating a purchase commitment where the Company was previously required to purchase mouse methylation arrays from Illumina.

FOXO LIFE — Life insurance commissions

FOXO Life, LLC, currently an insurance agency, receives insurance commission revenue from the distribution and sale of life insurance policies based on a percentage of the premiums paid by its customers. These commission revenues are substantially recognized at a point in time on the effective date of the associated policies when control of the policy transfers to the client, as well as deferring certain revenues to reflect delivery of services over the contract period and are reported within the FOXO Life reportable segment. Commissions are fixed at the contract effective date and generally are based on a percentage of premiums for insurance coverage. Commission rates vary depending on a variety of factors, including the type of risk being placed, the particular underwriting enterprise’s demand, expected loss experience of the particular risk of coverage, and historical benchmarks surrounding the level of effort necessary for the Company to place and service the insurance contract.

The Company recognizes approximately 80% of commissions earned from the initial life insurance placement on the effective date of the underlying insurance contract. The amount of revenue recognized is based on costs to provide services up and through that effective date, including an appropriate estimate of profit margin on a portfolio basis (a practical expedient as defined in ASC 606, Revenue from Contracts with Customers). Based on the proportion of additional services provided in each period after the effective date of the insurance contract, including an appropriate estimate of profit margin, the Company recognizes approximately 15% of commission and fee revenues in the first three months, and the remaining 5% thereafter. These periods may be different than the underlying premium payment patterns of the insurance contracts, but the vast majority of services are fully provided within one year of the insurance contract effective date.

EQUITY-BASED COMPENSATION

EQUITY-BASED COMPENSATION

The Company measures all equity-based payments, including options and restricted stock to employees, service providers and nonemployee directors, using a fair-value based method. The cost of services received from employees and nonemployee directors in exchange for awards of equity instruments is recognized in the consolidated statements of operations based on the estimated fair value of those awards on the grant date or reporting date, if required to be remeasured, and amortized on a straight-line basis over the requisite service period. The Black-Scholes valuation model requires the input of assumptions, including the exercise price, volatility, expected term, discount rate, and the fair value of the underlying stock on the date of grant. These inputs are provided at the grant date for an equity classified award and each measurement date for a liability classified award. See Note 8 for additional disclosures regarding the equity-based compensation program.

RESEARCH AND DEVELOPMENT COSTS

RESEARCH AND DEVELOPMENT COSTS

Research and development costs are expensed as incurred. Research and development expenses consist primarily of personnel costs and related benefits, as well as costs for outside consultants and professional services.

INCOME TAXES

INCOME TAXES

Deferred taxes are provided on an asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The Company is required to analyze its filing positions open to review and believes all significant positions have a “more-likely-than-not” likelihood of being upheld based on their technical merit and accordingly the Company has not identified any unrecognized tax benefits.

NET LOSS PER SHARE

NET LOSS PER SHARE

Net loss per share of common stock is calculated by dividing net loss by the weighted average number of shares of common stock outstanding during the period. The Company follows the provisions of ASC Topic 260, Earnings Per Share for determining whether outstanding shares that are contingently returnable are included for purposes of calculating net loss per share and determining whether instruments granted in equity-based compensation arrangements are participating securities for purposes of calculating net loss per share. See Note 10, Net Loss Per Share.

ASSET ACQUISITIONS

ASSET ACQUISITIONS

The Company follows the guidance in ASC 805, Business Combinations for determining the appropriate accounting treatment for asset acquisitions. When an acquisition does not meet the definition of a business combination because either: (i) substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, or group of similar identified assets, or (ii) the acquired entity does not have an input and a substantive process that together significantly contribute to the ability to create outputs, the company accounts for the acquisition as an asset acquisition and goodwill is not recognized. The cost of the acquisition includes the fair value of consideration transferred and direct transaction costs attributable to the acquisition. Any excess cost over the fair value of the net assets acquired is allocated to the assets acquired based on their relative fair value; however, no excess acquisition cost is allocated to non-qualifying assets including financial assets or indefinite-lived intangible assets subject to fair value impairment testing. The Company has determined the insurance license intangible asset it acquired was impaired as of December 31, 2022. See Note 4 for additional information.

REINSURANCE

REINSURANCE

The Company is subject to a 100% coinsurance agreement with the seller of MICOA, Security National Life Insurance Company. The amounts reported in the consolidated balance sheets as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Management believes reinsurance recoverables are appropriately established. Reinsurance premiums are reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. The Company regularly evaluates the financial condition of the reinsurer and establishes allowances for uncollectible reinsurance recoverables as appropriate.

Revenues on traditional life insurance products subject to this reinsurance agreement consist of direct premiums reported as earned when due. Premium income includes premiums on reinsured policies and is reduced by premiums ceded. Expenses under the reinsurance agreement are also reduced by the amount ceded.

POLICY RESERVES

POLICY RESERVES

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and annuities. Generally, amounts are payable over an extended period. Liabilities for future policy benefits of traditional life insurance have been computed by using a net level premium method based upon estimates at the time of issue for investment yields, mortality and withdrawals. These estimates include provisions for experience less favorable than initially expected. Mortality assumptions are based on industry experience expressed as a percentage of standard mortality tables. Annuity liabilities are primarily associated with deferred annuity contracts. The deferred annuity contracts credit interest based on a fixed rate. Liabilities for deferred annuities are included without reduction for potential surrender charges. The liability is equal to accumulated deposits, plus interest credited, less policyholder withdrawals. Reserving assumptions for interest rates, mortality and expense are “locked in” upon the acquisition date for traditional life insurance contracts; significant changes in experience or assumptions may require the Company to provide for extended future losses by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

RECENTLY ISSUED ACCOUNTING STANDARDS

RECENTLY ISSUED ACCOUNTING STANDARDS

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 removed certain exceptions to the general principles in ASC 740 and clarified and amended existing guidance to improve consistent application. This amended guidance was effective for public entities for interim and annual periods beginning after December 15, 2021. The Company adopted ASU 2019-12 effective January 1, 2022 and it did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815 -40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. ASU 2020-06 also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. This amended guidance is effective for public and private companies for fiscal years beginning after December 15, 2021, and December 15, 2023, respectively, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted the amended guidance prospectively effective January 1, 2021. The impact is not material to the Company’s results of operations or financial position as the Company had no debt prior to the issuance of convertible debentures in 2021.

Other pronouncements issued by the FASB with future effective dates are either not applicable or are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.